LoCorr Dynamic Equity Fund
Schedule of Investments
March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS: 74.36%
Advertising: 0.48%
DKSH Holding AG (b)	327	$25,101
Fluent, Inc. (a)	5,821	23,866
Interpublic Group of Cos., Inc.	897	26,192
Marchex, Inc. (a)	7,775	21,848
		97,007
Aerospace & Defense: 0.25%
Rheinmetall AG (b)	256	25,938
Saab AB (b)	918	25,122
		51,060
Agriculture: 1.68%
Bunge Ltd. - ADR (b)	340	26,952
Turning Point Brands, Inc.	5,999	312,968
		339,920
Airlines: 3.68%
Allegiant Travel Co. (a)	3,055	745,603

Auto Manufacturers: 0.11%
Tesla Motors, Inc. (a)	9	6,011
Toyota Motor Corp. (b)	200	15,563
		21,574
Auto Parts & Equipment: 0.23%
Commercial Vehicle Group, Inc. (a)	2,285	22,050
NGK Spark Plug Co. Ltd. (b)	1,400	24,163
		46,213
Banks: 5.89%
Banco BPM SpA (b)	8,784	25,083
Bank of Kyoto Ltd. (b)	300	18,451
BAWAG Group AG (b)	442	22,828
Bendigo & Adelaide Bank Ltd. (b)	3,428	26,194
Fifth Third Bancorp	613	22,957
Fukuoka Financial Group, Inc. (b)	1,200	22,748
Israel Discount Bank Ltd. (a)(b)	6,029	25,049
Jyske Bank A/S (a)(b)	564	26,905
Mebuki Financial Group, Inc. (b)	10,300	24,279
Regions Financial Corp.	1,112	22,974
Shizuoka Bank Ltd. (b)	3,100	24,358
Unity Bancorp, Inc.	284	6,248
Wells Fargo & Co.	23,704	926,115
		1,194,189
Beverages: 0.58%
Coca-Cola Bottlers Japan Holdings, Inc. (b)	800	13,937
Coca-Cola Co.	154	8,117
Fevertree Drinks PLC (b)	209	6,166
Molson Coors Beverage Co. (a)	1,299	66,444
PepsiCo, Inc.	50	7,073
Vitasoy International Holdings Ltd. (b)	4,000	15,384
		117,121
Biotechnology: 0.15%
CSL Ltd. (b)	46	9,246
Intercept Pharmaceuticals, Inc. (a)	589	13,594
Viracta Therapeutics, Inc. (a)	843	7,798
		30,638
Building Materials: 0.20%
Taiheiyo Cement Corp. (b)	600	15,774
Wienerberger AG (b)	689	25,210
		40,984
Chemicals: 0.71%
Clariant AG (b)	1,264	25,490
Denka Co. Ltd. (b)	600	23,951
Fuchs Petrolub SE (b)	518	24,809
LANXESS AG (b)	344	25,358
Nifco, Inc. (b)	600	21,865
Oil-Dri Corp of America	633	21,801
		143,274
Coal: 0.12%
Alpha Metallurgical Resources, Inc. (a)	1,993	25,171

Commercial Services: 3.29%
Acacia Research Corp. (a)	4,116	27,371
Brambles Ltd. (b)	1,608	12,922
Civeo Corp. - ADR (a)(b)	1,301	19,918
Hays PLC (a)(b)	12,219	25,184
Insperity, Inc.	6,373	533,675
Loomis AB (b)	759	23,083
TechnoPro Holdings, Inc. (b)	300	24,981
		667,134
Commerical Services: 0.11%
ISS A/S (a)(b)	1,201	22,389

Computers: 0.65%
Alten SA(a)(b)	221	25,943
Apple, Inc.	71	8,673
Quantum Corp. (a)	3,152	26,256
Sopra Steria Group SACA (b)	150	25,066
TietoEVRY Oyj (b)	811	25,127
Zscaler, Inc. (a)	126	21,630
		132,695
Cosmetics & Personal Care: 1.29%
Colgate-Palmolive Co.	349	27,512
Coty, Inc. (a)	23,383	210,681
Procter & Gamble Company	105	14,220
Unilever PLC (b)	165	9,226
		261,639
Distribution/Wholesale: 0.25%
Inchcape PLC (b)	2,474	25,682
Sojitz Corp. (b)	8,700	24,515
		50,197
Diversified Financial Services: 7.66%
Ashmore Group PLC (b)	4,581	24,718
Capital One Financial Corp.	2,986	379,909
Close Brothers Group PLC (b)	1,167	24,953
Credit Acceptance Corp. (a)	2,444	880,402
Evercore Partners, Inc.	199	26,216
GRENKE AG (b)	594	22,500
IG Group Holdings PLC (b)	2,146	26,656
LendingTree, Inc. (a)	443	94,359
Pzena Investment Management, Inc.	2,156	22,703
Quilter PLC (b)	11,378	25,074
Silvercrest Asset Management Group, Inc.	1,789	25,726
		1,553,216
Electric: 2.79%
A2A SpA (b)	14,311	26,047
AES Corp. VA	921	24,692
Contact Energy Ltd. (b)	5,699	27,901
DTE Energy Co.	194	25,829
Electric Power Development Co. Ltd. (b)	1,400	24,453
Enel SpA (b)	948	9,442
Exelon Corp.	1,492	65,260
Genie Energy Ltd.	3,446	21,848
Iberdrola SA (b)	719	9,262
Infratil Ltd. (b)	4,880	24,284
NextEra Energy, Inc.	112	8,468
NRG Energy, Inc.	6,417	242,113
Spark Energy, Inc.	2,173	23,208
Spark Infrastructure Group (b)	16,472	27,150
Vistra Energy Corp.	352	6,223
		566,180
Electronics: 1.58%
Alps Alpine Co. Ltd. (b)	1,700	22,416
Altium Ltd. (b)	796	16,004
Anritsu Corp. (b)	1,100	24,002
Avnet, Inc.	514	21,336
Flex Ltd. - ADR (a)(b)	6,764	123,849
Venture Corp. Ltd. (b)	1,700	25,351
Vontier Corp. (a)	2,069	62,628
Yokogawa Electric Corp. (b)	1,300	23,928
		319,514
Engineering & Construction: 9.31%
Ackermans & Van Haaren NV (b)	157	24,966
COMSYS Holdings Corp. (b)	800	24,638
Downer EDI Ltd. (b)	6,568	25,592
Frontdoor, Inc. (a)	12,281	660,104
JGC Corp. (b)	1,900	23,268
Kinden Corp. (b)	1,400	23,834
MasTec, Inc. (a)	11,800	1,105,660
		1,888,062
Entertainment: 1.78%
Cinemark Holdings, Inc. (a)	10,150	207,162
Red Rock Resorts, Inc. (a)	1,863	60,715
Sega Sammy Holdings, Inc. (b)	1,500	23,396
Warner Music Group Corp.	2,013	69,106
		360,379
Environmental Control: 0.24%
Centrus Energy Corp. (a)	1,050	24,906
Cleanaway Waste Management Ltd. (b)	14,831	24,783
		49,689
Food: 2.01%
Axfood AB (b)	1,059	25,319
Calbee, Inc. (b)	900	22,938
Chocoladefabriken Lindt & Spruengli AG (b)	2	17,458
Corbion NV (b)	484	26,960
Cranswick PLC (b)	513	25,715
Glanbia PLC (b)	1,672	24,921
House Foods Group, Inc. (b)	700	23,012
Kagome Co. Ltd. (b)	700	22,222
Kewpie Corp. (b)	1,100	25,035
Marks & Spencer Group PLC (a)(b)	12,375	25,735
Nestle SA (b)	214	23,851
Nichirei Corp. (b)	100	2,573
Seneca Foods Corp. (a)	511	24,063
Sysco Corp.	313	24,646
Tate & Lyle PLC (b)	2,435	25,754
Village Super Market, Inc.	427	10,064
Viscofan SA (b)	371	25,626
Woolworths Group Ltd. (b)	243	7,543
Yamazaki Baking Co. Ltd. (b)	1,500	24,236
		407,671
Forest Products & Paper: 0.25%
BillerudKorsnas AB (b)	1,357	25,226
West Fraser Timber Co. Ltd. (a)(b)	363	26,115
		51,341
Gas: 0.54%
Centrica PLC (a)(b)	35,934	26,820
Enagas SA (b)	1,115	24,216
Hong Kong & China Gas Co. Ltd. (b)	5,000	7,911
Italgas SpA (b)	3,961	25,711
Rubis SCA (b)	544	25,773
		110,431
Hand & Machine Tools: 0.46%
Amada Holdings Co. Ltd. (b)	2,200	24,518
Hurco Cos., Inc.	655	23,122
Makita Corp. (b)	500	21,427
Stanley Black & Decker, Inc.	122	24,360
		93,427
Health Care - Products: 1.11%
Ansell Ltd. (b)	874	26,049
Avantor, Inc. (a)	840	24,301
ClearPoint Neuro, Inc. (a)	1,116	23,592
Conformis, Inc. (a)	23,717	23,480
Elekta AB (b)	1,936	25,105
FONAR Corp. (a)	1,393	25,199
IDEXX Laboratories, Inc. (a)	38	18,594
Insulet Corp. (a)	90	23,483
Nihon Kohden Corp. (b)	800	23,337
QIAGEN NV(a)(b)	137	6,630
Quidel Corp. (a)	49	6,269
		226,039
Healthcare - Services: 0.24%
PPD, Inc. (a)	653	24,709
UDG Healthcare PLC (b)	2,294	24,842
		49,551
Holding Companies - Divers: 0.24%
Mission Advancement Corp. (a)	4,872	48,476

Home Builders: 0.12%
NVR, Inc. (a)	5	23,555

Home Furnishings: 0.05%
Sony Corp. (b)	100	10,472

Housewares: 0.11%
Lifetime Brands, Inc.	1,502	22,064

Insurance: 1.24%
eHealth, Inc. (a)	1,818	132,223
Old Republic International Corp.	3,228	70,500
Storebrand ASA (b)	2,672	26,910
W R Berkley Corp.	304	22,906
		252,539
Internet: 4.79%
Alibaba Group Holding Ltd. - ADR (a)(b)	283	64,165
Alphabet, Inc. (a)	5	10,313
Amazon.com, Inc. (a)	7	21,658
ASOS PLC (a)(b)	301	22,964
AudioEye, Inc. (a)	852	23,805
Bumble, Inc. (a)	3,597	224,381
carsales.com Ltd. (b)	1,839	24,877
Facebook, Inc. (a)	25	7,363
GoDaddy, Inc. (a)	2,772	215,163
Netflix, Inc. (a)	1	522
Snap, Inc. (a)	3,826	200,061
Tencent Music Entertainment Group - ADR (a)(b)	7,600	155,724
		970,996
Investment Companies: 0.12%
Kinnevik AB (a)(b)	483	23,482

Leisure Time: 0.64%
Dometic Group AB (b)	1,709	24,784
Harley-Davidson, Inc.	1,852	74,265
Nautilus, Inc. (a)	412	6,444
Peloton Interactive, Inc. (a)	219	24,624
		130,117
Lodging: 1.24%
Full House Resorts, Inc. (a)	3,954	33,648
Wynn Resorts Ltd. (a)	1,734	217,392
		251,040
Machinery - Diversified: 1.00%
Andritz AG (b)	555	24,953
Bucher Industries AG (b)	45	22,930
Ebara Corp. (b)	600	24,466
Ingersoll Rand, Inc. (a)	475	23,375
Intevac, Inc. (a)	4,486	32,075
Neles Oyj (b)	1,907	24,220
Rotork PLC (b)	5,115	25,146
Sumitomo Heavy Industries Ltd. (b)	900	24,994
		202,159
Media: 6.55%
Cable One, Inc.	8	14,627
DISH Network Corp. (a)	1,891	68,454
Liberty Global PLC - ADR (a)(b)	924	23,599
Liberty Media Corp. - Liberty Formula One (a)	463	20,043
News Corporation	8,516	216,562
Nexstar Broadcasting Group, Inc.	5,912	830,222
ProSiebenSat.1 Media SE (b)	1,244	25,435
ViacomCBS, Inc.	2,800	126,280
Walt Disney Co. (a)	13	2,399
		1,327,621
Metal Fabricate & Hardware: 0.13%
TimkenSteel Corp. (a)	2,177	25,580

Mining: 0.16%
BHP Group Ltd. (b)	258	8,877
Mitsubishi Materials Corp. (b)	1,000	23,337
		32,214
Miscellaneous Manufacturing: 0.26%
ALS Ltd. (b)	211	1,551
Hexpol AB (b)	2,328	26,283
Nikon Corp. (b)	2,700	25,238
		53,072
Office & Business Equipment: 0.12%
Konica Minolta, Inc. (b)	4,500	24,385

Oil & Gas: 1.54%
APA Corp.	12,041	215,534
Beach Energy Ltd. (b)	19,794	25,784
Exxon Mobil Corp.	123	6,867
Hess Corp.	339	23,987
TOTAL SA (b)	161	7,510
VAALCO Energy, Inc. (a)	11,196	25,079
Woodside Petroleum Ltd. (b)	396	7,219
		311,980
Oil & Gas Services: 0.30%
Forum Energy Technologies, Inc. (a)	353	6,545
John Wood Group PLC (a)(b)	1,672	6,237
Saipem SpA (b)	8,297	22,612
Subsea 7 SA (b)	2,452	24,626
		60,020
Packaging & Containers: 0.48%
Gerresheimer AG (b)	256	25,428
Huhtamaki Oyj (b)	559	25,278
Orora Ltd. (b)	10,309	23,804
Sealed Air Corp.	519	23,780
		98,290
Pharmaceuticals: 1.75%
AbbVie, Inc.	60	6,493
Bausch Health Cos., Inc. - ADR (a)(b)	4,404	139,783
Dechra Pharmaceuticals PLC (b)	543	25,676
Galenica AG (b)	398	24,845
Harrow Health, Inc. (a)	996	6,723
Herbalife Ltd. - ADR (a)(b)	558	24,753
Medipal Holdings Corp. (b)	1,200	23,019
Nippon Shinyaku Co. Ltd. (b)	300	22,298
Novartis AG (b)	80	6,837
Roche Holding AG (b)	27	8,726
Viatris, Inc. (a)	4,701	65,673
		354,826
Private Equity: 0.12%
KKR & Co., Inc.	482	23,546

Real Estate: 0.29%
Hang Lung Group Ltd. (b)	10,000	25,315
Tokyo Tatemono Co. Ltd. (b)	1,600	24,291
Vonovia SE (b)	136	8,883
		58,489
Retail: 1.66%
Grafton Group PLC (b)	1,806	25,495
HUGO BOSS AG (b)	551	21,627
Isetan Mitsukoshi Holdings Ltd. (b)	3,300	23,187
JB Hi-Fi Ltd. (b)	632	24,856
K's Holdings Corp. (b)	1,800	24,726
Ulta Beauty, Inc. (a)	680	210,236
Walmart, Inc.	50	6,792
		336,919
Semiconductors: 0.29%
ASM Pacific Technology Ltd. (b)	1,600	20,386
ASML Holding NV (b)	21	12,732
EMCORE Corp. (a)	4,681	25,558
		58,676
Software: 1.54%
Avaya Holdings Corp. (a)	2,140	59,984
Castlight Health, Inc. (a)	17,223	26,007
Microsoft Corp.	28	6,602
salesforce.com, Inc. (a)	616	130,512
SimCorp A/S (b)	203	25,138
Take-Two Interactive Software, Inc. (a)	366	64,672
		312,915
Telecommunications: 1.59%
AT&T, Inc.	2,149	65,050
Corning, Inc.	635	27,629
Eutelsat Communications SA (b)	2,043	24,869
Freenet AG (b)	1,073	25,682
Millicom International Cellular SA (a)(b)	678	26,084
Motorola Solutions, Inc.	128	24,070
NetLink NBN Trust (b)	36,300	25,501
SES SA (b)	3,199	25,412
SoftBank Group Corp. (b)	200	16,853
Spark New Zealand Ltd. (b)	1,971	6,167
Vonage Holdings Corp. (a)	4,678	55,294
		322,611
Toys, Games & Hobbies: 0.13%
Games Workshop Group PLC (b)	194	26,651

Transportation: 0.26%
ComfortDelGro Corp Ltd. (b)	5,400	6,864
Kamigumi Co. Ltd. (b)	1,300	24,621
Radiant Logistics, Inc. (a)	3,045	21,163
		52,648
TOTAL COMMON STOCKS (Cost $12,138,588)		15,077,651

REAL ESTATE INVESTMENT TRUSTS: 3.76%
Agree Realty Corp.	990	66,637
Alpine Income Property Trust, Inc.	1,335	23,176
Alstria Office REIT-AG (b)	1,565	25,290
American Tower Corp.	27	6,455
Braemar Hotels & Resorts, Inc. (a)	3,345	20,304
Cherry Hill Mortgage Investment Corp.	2,286	21,351
Daiwa Office Investment Corp. (b)	3	21,106
Equity Commonwealth	243	6,755
Industrial & Infrastructure Fund Investment Corp. (b)	14	24,011
Japan Logistics Fund, Inc. (b)	9	25,360
Kenedix Office Investment Corp. (b)	3	21,323
Kimco Realty Corp.	7,077	132,694
LondonMetric Property PLC (b)	9,083	26,747
MGM Growth Properties LLC	728	23,747
Mori Hills REIT Investment Corp. (b)	18	24,921
Park Hotels & Resorts, Inc.	9,067	195,666
Regency Centers Corp.	710	40,264
Retail Value, Inc.	364	6,811
Suntec Real Estate Investment Trust (b)	22,600	26,209
VICI Properties, Inc.	846	23,891
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $751,424)		762,718

SHORT TERM INVESTMENT: 12.55%
MONEY MARKET FUND: 12.55%	Shares
STIT-Government & Agency Portfolio, Institutional Class, 0.03% (c)	2,545,356	2,545,356
TOTAL MONEY MARKET FUND (Cost $2,545,356)		2,545,356
TOTAL SHORT TERM INVESTMENT (Cost $2,545,356)		2,545,356

TOTAL INVESTMENTS (Cost $15,435,368): 90.67%		18,385,725
Other Assets in Excess of Liabilities: 9.33% (d)		1,891,662
TOTAL NET ASSETS: 100.00%		$20,277,387

(a)	Non-dividend income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2021.
(d)	Includes assets pledged as collateral for securities sold short and derivative instruments. At March 31, 2021, the value of these assets total $3,859,737.

ADR	American Depositary Reciept
PLC	Public Limited Company

LoCorr Dynamic Equity Fund
Schedule of Securities Sold Short
March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS: (14.59)%
Advertising: (0.10)%
Trade Desk, Inc. (a)	(30)	$(19,550)

Aerospace & Defense: (0.46)%
AeroVironment, Inc. (a)	(172)	(19,962)
Airbus SE (a)(b)	(59)	(6,680)
Boeing Co. (a)	(89)	(22,670)
Raytheon Technologies Corp.	(272)	(21,017)
Safran SA (a)(b)	(170)	(23,136)
		(93,465)
Agriculture: (0.17)%
British American Tobacco PLC (b)	(441)	(16,865)
Japan Tobacco, Inc. (b)	(900)	(17,273)
		(34,138)
Airlines: (0.26)%
Alaska Air Group, Inc. (a)	(305)	(21,109)
Delta Air Lines, Inc. (a)	(674)	(32,541)
		(53,650)
Apparel: (0.49)%
Adidas AG (b)	(61)	(19,043)
Hermes International (b)	(14)	(15,498)
Skechers U.S.A., Inc. (a)	(1,501)	(62,607)
Urban Outfitters, Inc. (a)	(83)	(3,087)
		(100,235)
Auto Manufacturers: (0.25)%
Bayerische Motoren Werke (b)	(61)	(6,329)
Nikola Corp. (a)	(1,776)	(24,669)
Volvo AB (b)	(790)	(19,982)
		(50,980)
Auto Parts & Equipment: (0.10)%
Bridgestone Corp. (b)	(500)	(20,208)

Banks: (1.52)%
Banco Santander SA (b)	(6,710)	(22,796)
Barclays PLC (b)	(9,138)	(23,422)
DNB ASA (b)	(1,145)	(24,364)
Goldman Sachs Group, Inc.	(141)	(46,107)
HSBC Holdings PLC (b)	(3,613)	(21,079)
Lloyds Banking Group PLC (b)	(41,776)	(24,497)
Mitsubishi UFJ Financial Group, Inc. (b)	(3,600)	(19,238)
Nordea Bank ABP (b)	(2,463)	(24,254)
Oversea-Chinese Banking Corp. Ltd. (b)	(2,700)	(23,584)
Pinnacle Financial Partners, Inc.	(362)	(32,095)
Royal Bank of Scotland Group PLC (b)	(9,188)	(24,858)
Sumitomo Mitsui Financial Group, Inc. (b)	(600)	(21,713)
		(308,007)
Beverages: (0.39)%
Anheuser-Busch InBev SA/NV (b)	(330)	(20,801)
Budweiser Brewing Co. APAC Ltd. (b)	(7,400)	(22,084)
Diageo PLC (b)	(398)	(16,403)
Heineken NV (b)	(194)	(19,934)
		(79,222)
Building Materials: (0.22)%
LafargeHolcim Ltd. (b)	(388)	(22,800)
Masco Corp.	(370)	(22,163)
		(44,963)
Chemicals: (0.46)%
Asahi Kasei Corp. (b)	(1,900)	(21,870)
Ecolab, Inc.	(97)	(20,765)
Givaudan SA (b)	(5)	(19,267)
Nippon Paint Holdings Co. Ltd. (b)	(1,000)	(14,405)
Shin-Etsu Chemical Co. Ltd. (b)	(100)	(16,807)
		(93,114)
Commercial Services: (0.36)%
ADT, Inc.	(3,220)	(27,177)
Korn/Ferry International	(348)	(21,705)
RELX PLC (b)	(944)	(23,673)
		(72,555)
Computers: (0.35)%
Apple, Inc.	(406)	(49,593)
Fujitsu Ltd. (b)	(100)	(14,450)
Sykes Enterprises, Inc. (a)	(169)	(7,450)
		(71,493)
Cosmetics & Personal Care: (0.17)%
Kao Corp. (b)	(200)	(13,209)
Shiseido Co. Ltd. (b)	(200)	(13,406)
Unicharm Corp. (b)	(200)	(8,390)
		(35,005)
Distribution/Wholesale: (0.04)%
Titan Machinery, Inc. (a)	(333)	(8,492)

Diversified Financial Services: (0.78)%
Air Lease Corp.	(428)	(20,972)
London Stock Exchange Group PLC (b)	(228)	(21,814)
Mitsubishi UFJ Lease & Finance Co. Ltd. (b)	(3,800)	(22,925)
Moelis & Co.	(605)	(33,202)
Raymond James Financial, Inc.	(280)	(34,317)
Rocket Cos., Inc.	(1,073)	(24,776)
		(158,006)
Electric: (0.40)%
Electricite de France SA (b)	(1,809)	(24,269)
Engie SA (b)	(1,478)	(20,981)
National Grid PLC (b)	(1,543)	(18,379)
Power Assets Holdings Ltd. (b)	(3,000)	(17,713)
		(81,342)
Electronics: (0.46)%
Allegion PLC - ADR (b)	(297)	(37,309)
Assa Abloy AB (b)	(872)	(25,061)
Hoya Corp. (b)	(100)	(11,745)
Kyocera Corp. (b)	(300)	(19,034)
		(93,149)
Energy-Alternate Sources: (0.13)%
Vestas Wind Systems A/S (b)	(128)	(26,273)

Engineering & Construction: (0.21)%
Cellnex Telecom SA (b)	(396)	(22,802)
CK Infrastructure Holdings Ltd. (b)	(3,500)	(20,800)
		(43,602)
Food: (1.10)%
Beyond Meat, Inc. (a)	(151)	(19,648)
Campbell Soup Co.	(1,285)	(64,597)
Danone SA (b)	(150)	(10,290)
General Mills, Inc.	(1,058)	(64,877)
Kroger Co.	(1,759)	(63,306)
		(222,718)
Hand & Machine Tools: (0.09)%
Schindler Holding AG (b)	(59)	(17,329)

Health Care - Products: (0.13)%
EssilorLuxottica SA (b)	(117)	(19,051)
Hologic, Inc. (a)	(91)	(6,769)
		(25,820)
Home Builders: (0.27)%
Thor Industries, Inc.	(244)	(32,877)
Winnebago Industries, Inc.	(295)	(22,629)
		(55,506)
Housewares: (0.09)%
Reckitt Benckiser Group PLC (b)	(214)	(19,171)

Insurance: (0.44)%
Allianz (b)	(85)	(21,636)
Lemonade, Inc. (a)	(220)	(20,489)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	(76)	(23,404)
Prudential PLC (b)	(1,074)	(22,809)
		(88,338)
Internet: (0.19)%
Prosus NV (b)	(136)	(15,119)
Rakuten, Inc. (b)	(1,900)	(22,634)
		(37,753)
Iron & Steel: (0.11)%
Nippon Steel Corp. (b)	(1,300)	(22,149)

Leisure Time: (0.50)%
Brunswick Corp.	(313)	(29,851)
Peloton Interactive, Inc. (a)	(294)	(33,057)
Polaris Industries, Inc.	(237)	(31,640)
Virgin Galactic Holdings, Inc. (a)	(222)	(6,800)
		(101,348)
Lodging: (0.16)%
Hyatt Hotels Corp. (a)	(386)	(31,922)

Machinery - Construction & Mining: (0.48)%
Caterpillar, Inc.	(209)	(48,461)
Terex Corp.	(1,054)	(48,558)
		(97,019)
Machinery - Diversified: (0.30)%
Atlas Copco AB (b)	(400)	(24,348)
Chart Industries, Inc. (a)	(84)	(11,957)
Hexagon AB (b)	(261)	(24,075)
		(60,380)
Mining: (0.13)%
B2Gold Corp.	(5,910)	(25,442)

Miscellaneous Manufacturing: (0.10)%
Siemens AG (b)	(126)	(20,687)

Office & Business Equipment: (0.11)%
Ricoh Co. Ltd. (b)	(2,100)	(21,318)

Oil & Gas: (0.08)%
BP PLC (b)	(4,167)	(16,927)

Pharmaceuticals: (0.39)%
AstraZeneca PLC (b)	(173)	(17,284)
Bayer AG (b)	(337)	(21,325)
Daiichi Sankyo Co. Ltd. (b)	(600)	(17,476)
Merck KGaA (b)	(138)	(23,595)
		(79,680)
Real Estate: (0.52)%
CapitaLand Ltd. (b)	(8,400)	(23,479)
Deutsche Wohnen SE (b)	(413)	(19,267)
Mitsui Fudosan Co. Ltd. (b)	(800)	(18,160)
Sumitomo Realty & Development Co. Ltd. (b)	(600)	(21,166)
Wharf Real Estate Investment Co. Ltd. (b)	(4,000)	(22,408)
		(104,480)
Retail: (0.91)%
Asbury Automotive Group, Inc. (a)	(320)	(62,880)
AutoNation, Inc. (a)	(515)	(48,008)
Carvana Co. (a)	(132)	(34,637)
Cie Financiere Richemont SA (b)	(113)	(10,849)
Foot Locker, Inc.	(56)	(3,150)
Gap, Inc. (a)	(111)	(3,306)
Vroom, Inc. (a)	(564)	(21,990)
		(184,820)
Semiconductors: (0.10)%
Infineon Technologies AG (b)	(529)	(22,429)

Software: (0.25)%
Dassault Systemes SE (b)	(60)	(12,834)
Snowflake, Inc. (a)	(87)	(19,947)
SolarWinds Corp. (a)	(1,032)	(17,998)
		(50,779)
Telecommunications: (0.08)%
Deutsche Telekom AG (b)	(770)	(15,504)

Transportation: (0.63)%
Atlas Air Worldwide Holdings, Inc. (a)	(364)	(22,000)
Central Japan Railway Co. (b)	(100)	(14,947)
DSV PANALPINA A/S (b)	(34)	(6,671)
East Japan Railway Co. (b)	(300)	(21,239)
Kirby Corp. (a)	(339)	(20,435)
MTR Corp Ltd. (b)	(3,500)	(19,832)
West Japan Railway Co. (b)	(400)	(22,163)
		(127,287)
Trucking & Leasing: (0.11)%
GATX Corp.	(232)	(21,516)
TOTAL COMMON STOCKS (Proceeds $2,896,263)		(2,957,771)

EXCHANGE TRADED FUNDS: (1.93)%
iShares Russell 2000	(890)	(196,636)
SPDR S&P500 Trust	(493)	(195,390)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $390,535)		(392,026)

REAL ESTATE INVESTMENT TRUSTS: (0.65)%
Hudson Pacific Properties, Inc.	(1,170)	(31,741)
Link Real Estate I (b)	(1,100)	(10,017)
RioCan Real Estate Investment Trust (b)	(1,039)	(16,088)
Simon Property Group, Inc.	(127)	(14,448)
SL Green Realty Corp.	(412)	(28,835)
Vornado Realty Trust	(691)	(31,363)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $126,420)		(132,492)
TOTAL SECURITIES SOLD SHORT (Proceeds $3,413,218): (17.17)%		$(3,482,289)

Percentages are stated as a percent of net assets.

(a)	Non-dividend expense producing security.
(b)	Foreign issued security.

ADR	American Depositary Reciept
PLC	Public Limited Company

NOTES

Investment Valuation
Fair Value Measurement Summary
March 31, 2021 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a ''Fund'' and collectively the ''Funds'') follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, swap agreements or options contracts, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations, a pricing service at the settlement price determined by the relevant exchange or by the counterparty. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fund-linked options are stated at fair value based on the fair value of Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC, taking into account any fees and expenses associated with the fund-linked option. Fund-linked options are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

●	securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accord with this principle may, for example, be based on:

●	a multiple of earnings;

●	a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or

●	yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair value determinations are not based on what the Adviser believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Adviser. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Some of the general factors that the Adviser considers in determining a valuation method for an individual issue of securities include, but shall not be limited to:

●	the fundamental analytical data relating to the investment;
●	the nature and duration of restrictions (if any) on disposition of the securities;
●	valuation of the forces that influence the market in which these securities are purchased or sold;
●	changes in interest rates;
●	government (domestic or foreign) actions or pronouncements; and
●	other news events.

With respect to securities traded on foreign markets, the Adviser considers the value of foreign securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity and the trading prices of financial products that are tied to baskets of foreign securities, such as WEBS.

Among the more specific factors that the Funds’ Adviser considers (if applicable) in determining a valuation method for an individual issue of securities are:

●	type of security;
●	financial statements of the issuer;
●	cost at date of purchase;
●	size of holding;
●	discount from market value of unrestricted securities of the same class at time of purchase;
●	special reports prepared by analysts;
●	information as to any transactions or offers with respect to the security;
●	existence of merger proposals or tender offers affecting the securities;
●	price and extent of public trading in similar securities of the issuer or comparable companies; and
●	other relevant matters.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Dynamic Equity Fund’s investments, securities sold short and other financial instruments as of March 31, 2021:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$15,077,651	$-	$-	$15,077,651
Real Estate Investment Trusts	762,718	-	-	762,718
Short Term Investment	2,545,356	-	-	2,545,356
Total Investments	$18,385,725	$-	$-	$18,385,725

Securities Sold Short
Common Stocks	$(2,957,771)	$-	$-	$(2,957,771)
Exchange Traded Funds	(392,026)	-	-	(392,026)
Real Estate Investment Trusts	(132,492)	-	-	(132,492)
Total Securities Sold Short	$(3,482,289)	$-	$-	$(3,482,289)

See the Fund’s schedule of investments and schedule of securities sold short for detail by industry classification.

The LoCorr Dynamic Equity Fund did not hold any Level 3 assets during the period.